Equity (Details Textual) ₨ / shares in Units, ₨ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 ₨ / shares $ / shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2015 INR (₨) ₨ / shares shares
Statement [Line Items]
Increase in authorised share capital				₨ 189,000
Authorized Share Capital				₨ 2,040,000
Number of shares authorised | shares				204,000,000
Par value per share | ₨ / shares	₨ 10	₨ 10	₨ 0	₨ 10
Kotak Special Situations Fund [Member]
Statement [Line Items]
Debt Conversion Converted Instrument Interest Rate	6.00%
Compulsorily Convertible Debentures [Member]
Statement [Line Items]
Debt Conversion Converted Instrument Amount 1	₨ 2,000,000		₨ 0
Compulsorily Convertible Debentures [Member] | Kotak Special Situations Fund [Member]
Statement [Line Items]
Debt Instrument, Convertible, Conversion Ratio	0.8112
Debt Conversion Converted Instrument Amount 1	₨ 2,000,000		₨ 0
Series 1 Compulsorily Convertible Debentures [Member] | Kotak Special Situations Fund [Member]
Statement [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares			20,000,000
Debt Conversion Converted Instrument Share Price | (per share)		₨ 100	₨ 100
Debt Conversion Converted Instrument Amount 1			₨ 2,000,000
Series 2 Compulsorily Convertible Debentures [Member] | Kotak Special Situations Fund [Member]
Statement [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	19,800,000		20,000,000
Debt Conversion Converted Instrument Share Price | (per share)	₨ 100	₨ 100	₨ 100
Debt Conversion Converted Instrument Amount 1	₨ 1,980,000		₨ 200
Debt Conversion, Converted Instrument Rate	1.00%		1.00%
Related parties [Member] | Series 1 Compulsorily Convertible Debentures [Member] | Kotak Special Situations Fund [Member]
Statement [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	20,000,000
Debt Conversion Converted Instrument Amount 1	₨ 2,000,000
Related parties [Member] | Series 2 Compulsorily Convertible Debentures [Member] | Kotak Special Situations Fund [Member]
Statement [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	20,000,000
Debt Conversion Converted Instrument Amount 1	₨ 2,000,000